Commitments and Contingencies - Narrative (Detail)	3 Months Ended
	Mar. 31, 2022 USD ($)	Jun. 30, 2021 settlement	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of Commitments and Contingencies [Line Items]
Number of new claims filed | settlement		2
Loss contingency, loss in period	$ 3,300,000
Other contingencies			$ 0	$ 0